Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment and computers	5 years
Transportation equipment	8 years
Machinery and equipment	10 years
Building	20 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Disaggregate the Group’s Revenue

The following tables disaggregate the Group’s revenue for the years ended June 30, 2025, 2024 and 2023:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Product Sales (by products)
– Non-woven fabrics	1,286,070	-	-
– Sanitary pads	954,536	5,162,784	3,787,120
– Body and oral care products	306,240	1,047,108	165,070
– Accessories	-	1,015,961	2,304,147
– Others	26	55,067	27,092
Licensing Fees	10,394	42,436	9,911
Total	2,557,266	7,323,356	6,293,340
	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Product Sales (by channels)
– Offline	2,520,281	3,042,307	3,899,485
– Online	26,591	4,238,613	2,383,944
Licensing Fees	10,394	42,436	9,911
Total	2,557,266	7,323,356	6,293,340

The following table presents revenue classified by timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Point in time	2,546,872	7,280,920	6,283,429
Over time	10,394	42,436	9,911
Total	2,557,266	7,323,356	6,293,340

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates for USD/RMB translations that were used in creating the consolidated financial statements:

	As of June 30,
	2025	2024
Balance sheet items, except for equity accounts	7.1636	7.2672

	For the years ended
	June 30,
	2025	2024	2023
Items in the consolidated statements of operations and comprehensive (loss)/income, and statements of cash flows	7.2143	7.2248	6.9536